Equity (Share-based Payments to Employees, Non-marketable Options, Range of Exercise Prices) (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Range of exercise price in Israeli Shekel	13.15-18.32	13.55-24.71	14.26-25.93
Range of exercise price in US Dollar	4.09-5.70	3.92-7.15	3.81-6.92